INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax assets before valuation allowance	$ 17,882,355	$ 16,733,585
Deferred tax assets before valuation allowance	17,882,355	16,733,582
Increase in valuation allowance	$ 1,148,773	3,630,314
Statutory tax rate	28.00%
Net deferred tax assets (liabilities)	$ 368,034
Tax rate	(4.40%)
Operating loss carry forward indefinitely	$ 69,242,000	$ 59,865,000
Change in ownership percentage in common stock	5.00%
Aggregate percentage of ownership	50.00%